Employee Benefit - Significant Assumptions Used in Determining Actuarial Present Value of Defined Benefit Obligations (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actuarial assumption of discount rates		1.50%
Pre-retirement mortality	[1]	* Thailand TMO17 Tables	* Thailand TMO17 Tables
Bottom of range [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actuarial assumption of discount rates			2.60%
Actuarial assumption of expected rates of salary increases		5.00%	5.00%
Top of range [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actuarial assumption of discount rates			2.70%
Actuarial assumption of expected rates of salary increases		6.00%	6.00%

[1]	TMO represented as Thailand Mortality Ordinary Tables